Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	YCG Funds
Entity Central Index Key	0001558372
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
YCG Enhanced Fund
Shareholder Report [Line Items]
Fund Name	YCG Enhanced Fund
Class Name	YCG Enhanced Fund
Trading Symbol	YCGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://ycgfunds.com/how-to-invest/. You can also request this information by contacting us at 1-855-444-9243.
Additional Information Phone Number	1-855-444-9243
Additional Information Website	https://ycgfunds.com/how-to-invest/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YCG Enhanced Fund	$117	1.17%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2025, the YCG Enhanced Fund (the “Fund”) achieved a total net return of 0.08%. During the same time period, the S&P 500 Index had a total return of 15.00%, and the S&P Global Broad Market Index had a total return of 17.99%.
WHAT FACTORS INFLUENCED PERFORMANCE
In our view, the global stock market is currently rewarding speculation and high-risk investor behavior. Significant outperformance of AI stocks vs. non-AI stocks coupled with historic market concentration has negatively impacted Fund performance. Based on history and the nature of these capital-intensive technology booms, we believe, for most of these companies, it is unlikely that they will generate good long-term returns on capital. The dominant, recession-resistant toll takers with which we’ve populated the Fund portfolio are, in our opinion, some of the least speculative stocks in the market. As a result, many of them have lagged. However, quality stocks, and the Fund, have a history of outperforming global indices. Moreover, periods of sharp relative drawdown for Quality have often been followed by strong recoveries.
Notable contributors to performance over the 12 months to November 30, 2025 were Alphabet, Microsoft, Amazon.com, Apple and Hermßs. Notable detractors to performance over the 12 months to November 30, 2025 were Copart, Marsh MacLennan, Fair Isaac, Verisk and Adobe.

Top Contributors
↑	Alphabet, Inc.
↑	Microsoft Corp.
↑	Amazon.com, Inc.
↑	Apple, Inc.
↑	Hermßs International

Top Detractors
↓	Copart, Inc.
↓	Marsh & McLennan Cos, Inc.
↓	Fair Isaac Corp.
↓	Verisk Analytics, Inc.
↓	Adobe, Inc.
PERFORMANCE
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at  https://ycgfunds.com/how-to-invest/ or by calling 1-855-444-9243.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURNS (%) (as of November 30, 2025)

	1 Year	5 Year	10 Year
YCG Enhanced Fund	0.08	9.42	12.00
S&P 500 Index	15.00	15.28	14.63
S&P Global Broad Market Index	17.99	11.85	11.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
Net Assets	$ 569,404,721
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 5,774,336
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$569,404,721
Number of Holdings	60
Net Advisory Fee	$5,774,336
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Top Sectors	(%)**
Financials	31.0%
Information Technology	19.7%
Industrials	18.6%
Consumer Discretionary	10.9%
Communication Services	5.7%
Real Estate	4.4%
Consumer Staples	2.3%
Materials	2.0%
Cash & Other	5.4%

Top Equity Holdings	(%)
Microsoft Corp.	7.6%
Moody’s Corp.	6.5%
MasterCard, Inc. - Class A	5.6%
Fair Isaac Corp.	5.5%
Hermes International	4.9%
Alphabet, Inc. - Class C	4.8%
MSCI, Inc.	4.1%
Copart, Inc.	3.8%
Aon PLC - Class A	3.8%
Waste Management, Inc.	3.7%

Top Ten Countries	(%)
United States	82.5%
France	6.4%
Ireland	4.5%
Canada	3.9%
Italy	1.6%
Cash & Other	1.1%
[1],[2]
Updated Prospectus Web Address	https://ycgfunds.com/how-to-invest/

[1]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	Percentages are stated as a percent of total net assets.